Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	cetftii_SupplementTextBlock

Supplement dated October 4, 2017

to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia India Infrastructure ETF	8/1/2017
The information under the caption “Fees and Expenses of the Fund" in the “Summary of Columbia India Infrastructure ETF" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(b)	0.01%
Total annual Fund operating expenses	0.86%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Other expenses have been restated to reflect current fees paid by the Fund.
The expense example table under the caption “Fees and Expenses of the Fund – Example”, in the “Summary of Columbia India Infrastructure ETF” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

1 year	3 years	5 years	10 years
$88	$274	$477	$1,061
The rest of the section remains the same.

Columbia India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock

Supplement dated October 4, 2017

to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia India Infrastructure ETF	8/1/2017
The information under the caption “Fees and Expenses of the Fund" in the “Summary of Columbia India Infrastructure ETF" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(b)	0.01%
Total annual Fund operating expenses	0.86%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Other expenses have been restated to reflect current fees paid by the Fund.
The expense example table under the caption “Fees and Expenses of the Fund – Example”, in the “Summary of Columbia India Infrastructure ETF” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

1 year	3 years	5 years	10 years
$88	$274	$477	$1,061
The rest of the section remains the same.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees paid by the Fund.
Columbia India Infrastructure ETF | Columbia India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	274
5 years	rr_ExpenseExampleNoRedemptionYear05	477
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[2]	Other expenses have been restated to reflect current fees paid by the Fund.